BANK BORROWING - Additional details (Details)				12 Months Ended
	Apr. 01, 2020 CNY (¥)	Apr. 01, 2020 USD ($)	Mar. 24, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Mar. 24, 2020 USD ($)
Line of Credit Facility [Line Items]
Amount drawn				$ 1,448,394
Bank borrowing								$ 1,532,567
Interest expense arising from the bank borrowing				105,733	$ 64,996	$ 207,458
Bank of Communications | Credit facility agreement
Line of Credit Facility [Line Items]
Term of credit facility			2 years
Maximum borrowing capacity			¥ 10,000,000						$ 1,448,394
Amount drawn	¥ 10,000,000	$ 1,448,394
Fixed interest rate			4.785%
Accounts receivable pledged as the collateral			¥ 105,000,000						$ 14,852,115
Bank borrowing							¥ 10,000,000	$ 1,532,567
Interest expense arising from the bank borrowing				$ 50,824